Risk Management - Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	$ (4,101)	$ (3,195)	$ (2,954)
Gains/(losses) recognized in the Shareholders' Equity	(5,635)	2,609	13,631
Guarantees given as collateral	22	155
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(786)	(41)	(113)
Gains/(losses) recognized in the Shareholders' Equity		(2)	11
Fair value hedges [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(416)	(121)	(49)
Gains/(losses) recognized in the Shareholders' Equity		(9)
Guarantees given as collateral	(48)	205
Fair value hedges [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(370)	89	(57)
Gains/(losses) recognized in the Shareholders' Equity		1	7
Guarantees given as collateral	70	(50)
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income		(9)	(7)
Gains/(losses) recognized in the Shareholders' Equity		6	4
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(3,315)	(3,154)	(2,841)
Gains/(losses) recognized in the Shareholders' Equity	$ (5,635)	$ 2,611	$ 13,620